UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811- 09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854

(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: NOVEMBER 1, 2005 – APRIL 30, 2006 (Semi-Annual Shareholder Report)

Item 1. Reports to Shareholders

SEMI-ANNUAL REPORT

MANAGERS AMG FUNDS

Rorer Large-Cap Fund

April 30, 2006

Rorer Large-Cap Fund

Semi-Annual Report—April 30, 2006 unaudited

Page
LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	2

AVERAGE ANNUAL TOTAL RETURNS	3

FUND SNAPSHOTS	4
Portfolio breakdown and top ten holdings at April 30, 2006

SCHEDULE OF PORTFOLIO INVESTMENTS	5

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	8
Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statement of Operations	9
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	10
Detail of changes in Fund assets for the past two fiscal years

FINANCIAL HIGHLIGHTS	11
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	12
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

As everyone is aware, the markets have had a very good run followed by a recent period of choppiness. We believe that the market volatility is attributable to increasing expectations that while the economy looks strong; there are many forces acting upon it to slow it down. Among the most important of these forces are rising interest rates and rising energy prices which both act as a tax on corporate and consumer income. In addition, the Federal Reserve’s past mastery of expectations management is proving to be challenging for Chairman Bernanke as he takes over at the Fed.

All of this reinforces our belief in intelligence diversification. It is clear that no one has a monopoly on good ideas. No portfolio manager is always right. And no one asset class or investment style always outperforms. With those fundamental beliefs we are pleased that you use one or more of our products in creating an asset allocation to help achieve your financial goals.

We will work to continue to deliver good investment results going forward.

With regard to our funds since your last report:

•	We launched a new First Quadrant Global Alternatives Fund,

•	Managers Fremont Bond Fund surpassed $1,000,000,000 in assets,

•	Managers Bond Fund surpassed $500,000,000 in assets, and

•	Managers Small Cap Fund closed to new investors.

We believe that these accomplishments are the indirect result of our Funds’ success in helping shareholders achieve their investment goals. As this is our primary objective, we will work to continue to deliver good investment results going forward. In addition to the information provided within this report, there is timely information and commentary about these funds and the financial markets available on our website, www.managersinvest.com.

We appreciate your continued support and look forward to assisting you in the future.

Respectfully,

Peter M. Lebovitz	Thomas G. Hoffman
President	Executive Vice President
Managers AMG Funds	Chief Investment Officer
Managers Investment Group LLC

About Your Fund’s Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Fund incurs only ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2006	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period*
Rorer Large-Cap Fund
Based on Actual Fund Return	$1,000	$1,060	$7.15
Based on Hypothetical 5% Annual Return	$1,000	$1,018	$7.00

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Rorer Large-Cap Fund

Average Annual Total Returns (unaudited)

TOTAL RETURNS BEFORE TAXES

	Periods ended April 30, 2006
	Six Months	One Year	Three Years	Since Inception	Inception Date
Rorer Large-Cap	6.02%	12.64%	10.77%	2.35%	Dec-’01
S&P 500 Index	9.64%	15.42%	14.68%	4.87%

	Periods ended March 31, 2006
	Three Months	One Year	Three Years	Since Inception	Inception Date
Rorer Large-Cap	4.01%	10.79%	13.15%	2.34%	Dec-’01
S&P 500 Index	4.21%	11.73%	17.22%	4.64%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersinvest.com.

The listed returns on the Fund are net of expenses and the returns on the index are absent any expenses. All returns are in U.S. dollars ($). Index performance data has been compiled by the respective trademark holders of the index for comparison purposes only. From time to time the fund’s advisor has waived fees or reimbursed expenses, which may have resulted in higher returns. Returns for less than one year are not annualized.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money.

Rorer Large-Cap Fund

Fund Snapshots

April 30, 2006 (unaudited)

Portfolio Breakdown (% of net assets)

Top Ten Holdings

Security Name	Percentage of Net Assets
McDonald’s Corp.*	3.3%
AFLAC, Inc.*	3.2%
Corning, Inc.	3.2%
Motorola, Inc.*	3.1%
JPMorgan Chase & Co.	3.1%
CVS Corp.	3.0%
Exxon Mobil Corp.*	3.0%
L-3 Communications Holdings, Inc.	2.9%
Morgan Stanley Co.	2.9%
General Electric Co.	2.9%

Top Ten as a Group	30.6%

*	Top Ten Holding at October 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Rorer Large-Cap Fund

Schedule of Portfolio Investments

April 30, 2006 (unaudited)

	Shares	Value
Common Stocks - 97.5%
Consumer Discretionary - 8.1%
CBS Corp., Class B	209	$5,323
Home Depot, Inc.	133	5,311
McDonald’s Corp.	522	18,045
Target Corp.	109	5,788
Walt Disney Co., The*	348	9,730
Total Consumer Discretionary		44,197
Consumer Staples - 8.0%
CVS Corp.	555	16,495
PepsiCo, Inc.	236	13,745
Procter & Gamble Co.	230	13,388
Total Consumer Staples		43,628
Energy - 9.7%
BJ Services Co.	335	12,747
ChevronTexaco Corp.	182	11,105
ConocoPhillips Co.	192	12,845
Exxon Mobil Corp.	257	16,212
Total Energy		52,909
Financials - 21.9%
AFLAC, Inc.	370	17,590
American International Group, Inc.	219	14,290
Citigroup, Inc.	310	15,484
JPMorgan Chase & Co.	375	17,018
MBIA, Inc.	182	10,852
Morgan Stanley Co.	245	15,754
St. Paul Travelers Companies, Inc., The	290	12,768
U.S. Bancorp	293	9,212
Washington Mutual, Inc.	127	5,723
Total Financials		118,691

The accompanying notes are an integral part of these financial statements.

Rorer Large-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Health Care - 15.6%
Amgen, Inc.*	202		$13,675
Baxter International, Inc.	352		13,270
Fisher Scientific International, Inc.*	156		11,006
Johnson & Johnson	172		10,081
Laboratory Corp. of America Holdings*	251	[2]	14,332
Medtronic, Inc.	133		6,666
Pfizer, Inc.	313		7,928
Wyeth Co.	162		7,885
Total Health Care			84,843
Industrials - 9.9%
Danaher Corp.	127		8,142
General Electric Co.	448		15,496
L-3 Communications Holdings, Inc.	193		15,768
Southwest Airlines Co.	508	[2]	8,240
United Parcel Service, Inc., Class B	79		6,405
Total Industrials			54,051
Information Technology - 20.8%
Apple Computer, Inc.*	100		7,039
Cisco Systems, Inc.*	683		14,309
Corning, Inc.*	621		17,158
Fiserv, Inc.*	275		12,397
Hewlett-Packard Co.	256		8,312
Microsoft Corp.	578		13,959
Motorola, Inc.	800		17,080
QUALCOMM, Inc.	215		11,038
Xerox Corp.*	817		11,471
Total Information Technology			112,763
Materials - 3.5%
Alcoa, Inc.	268		9,053
Dow Chemical Co.	248		10,071
Total Materials			19,124
Total Common Stocks (cost $473,356)			530,206

The accompanying notes are an integral part of these financial statements.

Rorer Large-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 8.5%[1]
Bank of New York Institutional Cash Reserves Fund, 4.83%[3]	23,012	$23,012
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.66%	23,007	23,007
Total Other Investment Companies (cost $46,019)		46,019
Total Investments - 106.0% (cost $519,375)		576,225
Other Assets, less Liabilities - (6.0)%		(32,429)
Net Assets - 100.0%		$543,796

Note: Based on the approximate cost of investments of $519,375 for Federal income tax purposes at April 30, 2006, the aggregate gross unrealized appreciation and depreciation were $61,127 and $4,277, respectively, resulting in net unrealized appreciation of investments of $56,850.

*	Non-income-producing securities.
[1]	Yield shown for an investment company represents the April 30, 2006 seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some of these shares, amounting to a market value of $22,572, or 4.2% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment

The accompanying notes are an integral part of these financial statements.

Rorer Large-Cap Fund

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Investments at value (including securities on loan valued at $22,572)	$576,225
Receivable for Fund shares sold	39
Receivable due from Advisor	10,879
Dividends and other receivables	505
Prepaid expenses	10,815

Total assets	598,463

Liabilities:
Payable for investments purchased	11,661
Payable upon return of securities loaned	23,012
Accrued expenses	19,994

Total liabilities	54,667

Net Assets	$543,796

Shares outstanding	65,334
Net asset value, offering and redemption price per share	$8.32
Net Assets Represent:
Paid-in capital	$469,644
Undistributed net investment income	193
Accumulated net realized gain from investments	17,109
Net unrealized appreciation of investments	56,850

Net Assets	$543,796

Investments at cost	$519,375

The accompanying notes are an integral part of these financial statements.

Rorer Large-Cap Fund

Statement of Operations

For the six months ended April 30, 2006 (unaudited)

Investment Income:
Dividend income	$4,652
Securities lending fees	11

Total investment income	4,663

Expenses:
Investment advisory and management fees	2,383
Distribution fees	701
Custodian fees	10,665
Registration fees	7,537
Professional fees	5,667
Reports to shareholders	968
Miscellaneous	151

Total expenses before offsets	28,072

Less: Expense reimbursements	(24,089)
Expense reductions	(59)

Net expenses	3,924

Net investment income	739

Net Realized and Unrealized Gain:
Net realized gain on investments	17,747
Net unrealized appreciation of investments	15,375

Net realized and unrealized gain	33,122

Net Increase in Net Assets Resulting from Operations	$33,861

The accompanying notes are an integral part of these financial statements.

Rorer Large-Cap Fund

Statement of Changes in Net Assets

	For the six months ended April 30, 2006	For the fiscal year ended October 31, 2005
	(unaudited)
Decrease in Net Assets From Operations:
Net investment income	$739	$604
Net realized gain on investments	17,747	140,640
Net unrealized appreciation (depreciation) of investments	15,375	(63,751)

Net increase in net assets resulting from operations	33,861	77,493

Distributions to Shareholders:
From net investment income	(1,205)	(1,216)
From net realized gain on investments	(135,826)	—

Total distributions to shareholders	(137,031)	(1,216)

From Capital Share Transactions:
Proceeds from the sale of shares	29,159	94,256
Reinvestment of dividends	137,030	1,216
Cost of shares repurchased	(72,958)	(523,944)

Net increase (decrease) from capital share transactions	93,231	(428,472)

Total decrease in net assets	(9,939)	(352,195)

Net Assets:
Beginning of Period	553,735	905,930

End of Period	$543,796	$553,735

End of period undistributed net investment income	$193	$659
Share Transactions:
Sale of shares	3,447	8,992
Shares issued in connection with reinvestment of dividends	17,044	116
Shares repurchased	(8,401)	(52,553)

Net increase (decrease) in shares	12,090	(43,445)

The accompanying notes are an integral part of these financial statements.

Rorer Large-Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the period ended April 30, 2006		For the fiscal year ended October 31,			For the period ended October 31, 2002*
			2005	2004	2003
	(unaudited)
Net Asset Value, Beginning of Period	$10.40		$9.37	$9.15	$8.14	$10.00

Income from Investment Operations:
Net investment income	0.01		0.02	0.01	0.00[1]	0.00 [1]
Net realized and unrealized gain (loss) on investments	0.52		1.03	0.21	1.02	(1.86)

Total from investment operations	0.53		1.05	0.22	1.02	(1.86)

Less Distributions to Shareholders from:
Net investment income	(0.02)		(0.02)	—	(0.01)	—
Net realized gain on investments	(2.59)		—	—	—	—

Total distributions to shareholders	(2.61)		(0.02)	—	(0.01)	—

Net Asset Value, End of Period	$8.32		$10.40	$9.37	$9.15	$8.14

Total Return[2]	6.02%[3]		11.23%	2.40%	12.56%	(18.60)%[3]

Ratio of net expenses to average net assets[2]	1.40%[4]		1.40%	1.40%	1.40%	1.40%[4]
Ratio of net investment income to average net assets[2]	0.26%[4]		0.09%	0.10%	0.10%	0.06%[4]
Portfolio turnover	25	% [3]	67%	75%	42%	36	% [3]
Net assets at end of period (000’s omitted)	$544		$554	$906	$1,106	$421

Expense Offsets[5]
Ratio of total expenses to average net assets	10.09%[4]		10.59%	7.04%	10.07%	25.01%[4]
Ratio of net investment loss to average net assets	(8.43)%[4]		(9.05)%	(5.54)%	(8.56)%	23.55%[4]

*	Commencement of operations was December 19, 2001.
[1]	Rounds to less than $0.01.
[2]	Total return and net investment income would have been lower had certain expenses not been reduced.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio information assuming no reduction of Fund expenses. (See Notes to Financial statements.)

Rorer Large-Cap Fund

Notes to Financial Statements

April 30, 2006 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is an equity fund, the Rorer Large-Cap Fund (the “Fund”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the NASDAQ Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”) or (5) the Investment Manager determines that a market quotation is inaccurate. An investment valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than the available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fund’s fair value procedures. The Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies

Rorer Large-Cap Fund

Notes to Financial Statements (continued)

are valued at their end-of-day net asset value per share except iShares or other ETF’s which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” arrangement with The Bank of New York (“BNY”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. This credit serves to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended April 30, 2006, the custodian expense was reduced $59 under this arrangement for the Large-Cap Fund.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements and expense offsets such as brokerage recapture credits but includes non-reimbursable expenses such as interest and taxes, if any.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

Rorer Large-Cap Fund

Notes to Financial Statements (continued)

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

f.	Capital Loss Carryovers

As of October 31, 2005, the Fund had no accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest with $0.001 par value per share. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2006, certain shareholders, including one affiliated account, individually held greater than 10% of the outstanding shares of the Fund as follows: three own collectively 65.9%. Transactions by these shareholders may have a material impact on the Fund.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (the “Investment Manager”), a wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Fund’s investment portfolio is managed by Rorer Asset Management, LLC (“Rorer”), which serves pursuant to a Subadvisory Agreement by and between the Investment Manager and Rorer with respect to the Fund.

The Fund is distributed by Managers Distributors, Inc. (“MDI” or the “Distributor”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or MDI. MDI serves as the principal underwriter for the Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. AMG indirectly owns a majority interest in Rorer. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG, and/or MDI.

The Fund is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Rorer 0.85% of the average daily net assets of the Fund for its services as subadvisor. Under the Investment Management Agreement

Rorer Large-Cap Fund

Notes to Financial Statements (continued)

with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Rorer, Rorer reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

The Investment Manager has contractually agreed, through at least March 1, 2007, to waive fees and pay or reimburse the Fund to the extent total operating expenses (excluding interest, taxes, brokerage, and other extraordinary expenses) exceed 1.40% of the Fund’s average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Fund’s total operating expenses in any such year to exceed 1.40% of the Fund’s average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Rorer from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. For the six months ended April 30, 2006, the Investment Manager reimbursed $24,089 and the cumulative amount of unreimbursed expenses for the Fund was $198,232.

Prior to July 1, 2005, the aggregate annual retainer paid to each Independent Trustee was $52,000, plus $2,000 for each meeting attended. Effective July 1, 2005 the aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Investment Manager based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $10,000 per year (prior to July 1, 2005, the Independent Chairman was paid an additional $5,000 per year). Effective July 1, 2005, the chairman of the Audit Committee receives an additional $2,000 per year. The “Trustee fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2006, were $135,282 and $186,383, respectively. There were no purchases or sales of U.S. Government securities for the Fund.

4.	Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, minus any rebate. Earnings (after any rebate) are then divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

Rorer Large-Cap Fund

Notes to Financial Statements (continued)

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

Rorer Asset Management, LLC

Eight Tower Bridge

161 Washington Street, Suite 1500

Conshohocken, PA 19428

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG EQUITY FUNDS	MANAGERS BALANCED FUNDS

CAPITAL APPRECIATION

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ GLOBAL ALTERNATIVES

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Bernstein Investment Research and Management

Lazard Asset Management, LLC

Wellington Management Company, LLP

INTERNATIONAL GROWTH

Wellington Management Company, LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

    MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE

TAX-FREE

Evergreen Investment Management Company, LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, LP

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

Oak Associates, Ltd.

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Bernstein Investment Research and Management

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

*	A division of Managers Investment Group LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2. CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS

Not applicable.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11. CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: June 30, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: June 30, 2006